Equity (Details Narrative) - USD ($)						1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 07, 2017	May 17, 2017	May 27, 2016	Dec. 31, 2015	Oct. 04, 2013	Jan. 31, 2018	May 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Ordinary shares, authorized								100,000,000		100,000,000
Ordinary shares, value								$ 124,646,996		$ 123,950,544
Exercise of stock options granted								802,800
Common stock shares repurchase				$ 7,100,000	$ 9,000,000
Common stock shares repurchase, shares				1,402,448
Additional paid-in capital								$ 15,454,288	$ 7,000,000	15,814,328
Retained earnings								$ (170,390,549)	104,000	$ (172,395,246)
Stock option to purchase common stock								200,000
Sharebased compensation								$ 312,000	$ 247,000
Weighted average fair value of options granted									$ 0.59
Intrinsic value of stock options exercised								72,000
Unrecognized compensation expense non-vested shares options expenses								$ 1,000,000
Weighted average remaining vesting period								2 years 10 months 25 days
Fair value of stock option vested								$ 200,000	0
Stock option vested, shares								1,528,000
Issuance of common stock, shares							2,102,484	50,000
Proceeds from issuance of common stock								$ 46,500
Administrative expense								$ 1,780,694	1,269,973
Stock option weighted average exercise price per shares								$ 1.11		$ 1.14
Stock option weighted average remaining life								3 years 4 months 24 days
2013 Equity Incentive Plan [Member]
Ordinary shares description								On September 11, 2013, the Board of Directors of the Company adopted the 2013 Equity Incentive Plan, or the 2013 Plan, pursuant to which, the Company may offer up to five million ordinary shares as equity incentives to its directors, employees and consultants.
Issaunace of restricted stock, shares
2016 Equity Incentive Plan [Member]
Fair value of stock option grant date		$ 500,000	$ 1,600,000
Stock option vested, shares										250,000
2016 Equity Incentive Plan [Member] | Administrative Expenses [Member]
Sharebased compensation								$ 202,000	227,000
Treasury Stock [Member]
Ordinary shares was canceled	1,402,448
Employees and Consultants [Member]
Exercise of stock options granted						529,004
Officers and Employees [Member] | 2013 Equity Incentive Plan [Member]
Issaunace of restricted stock, shares				4,467,135
Officers and Employees [Member] | 2016 Equity Incentive Plan [Member]
Stock option to purchase common stock			2,712,000
Employees and Directors [Member]
Stock option to purchase common stock
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member]
Stock option to purchase common stock		960,000
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member] | Administrative Expenses [Member]
Sharebased compensation								$ 88,000	20,000
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Stock option to purchase common stock										250,000
Non-employees [Member]
Exercise of stock options granted								50,000
Administrative expense									$ 22,000	$ 96,000
Stock option weighted average exercise price per shares								$ 1.36
Stock option weighted average remaining life								2 years 6 months 14 days